COMMITMENTS AND CONTINGENCIES - SITE CONTINGENCY (Details) (USD $)	12 Months Ended
	Dec. 31, 2014
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 44,400,000
Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	7,100,000	[1],[2]
Estimated mitigation costs, recoverable in rates	20,000,000
Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	24,000,000	[2]
Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	13,300,000
Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	25,800,000
Manufactured Gas Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	0	[1],[2]
Site Contingency, Sites Completed	3	[3]
Site Contingency, Sites In Process	0
Manufactured Gas Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	23,800,000	[2]
Site Contingency, Sites Completed	39	[3]
Site Contingency, Sites In Process	3
Manufactured Gas Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	2,000,000
Waste Disposal Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	1,500,000	[4]
Waste Disposal Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	300	[1],[2],[4]
Site Contingency, Sites Completed	2	[3]
Site Contingency, Sites In Process	3
Waste Disposal Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	100,000	[2],[4]
Site Contingency, Sites Completed	5	[3]
Site Contingency, Sites In Process	2
Waste Disposal Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	1,100,000	[4]
Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	6,100,000
Former Fossil Fueled Power Plants [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	6,100,000	[1],[2]
Former Fossil Fueled Power Plants [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	0	[2]
Former Fossil Fueled Power Plants [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	0
Other Hazardous Waste Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	11,000,000
Other Hazardous Waste Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	700,000	[1],[2]
Other Hazardous Waste Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	100,000	[2]
Other Hazardous Waste Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 10,200,000

[1]	Does not include SDG&E’s liability for SONGS marine mitigation.
[2]
This includes $7 million at SDG&E and $24 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.

[3]	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.
[4]	Sites for which we have been identified as a Potentially Responsible Party.